GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Cash consideration			$ 33,091
Deviant Art, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Cash consideration	$ 36,000
Percentage acquired	100.00%
Liabilities assumed	$ 7,851
Loyalblocks Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage acquired					100.00%
Liabilities assumed					$ 3,109